Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Oct 1
1, 2024
Sep
12,
2024
Nov
13,
2024
Sep 30, 2024
Oct 07, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S La Salle St
T
ABLE OF CONTENTS
Chicago, IL 60603
Payment Detail
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Reconciliation Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
REO Additional Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Additional Loan Detail
Investor Notice
Page
1
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
8
Page
9
Page
10
Page
12
Page
13
Page
14
Page
15
Page
16
Page
20
Page
21
Page
22
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23
Page
24
Page
25
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
PA
YMENT DE
T
AIL
Effective
Pass-Through
Class
Rate
A-1
1.242000%
A-2
2.904000%
A-3
3.493000%
A-4
3.575000%
A-5
3.855000%
A-AB
3.477000%
X-A
0.000000%
X-B
0.245908%
X-C
1.209040%
X-D
1.209040%
A-S
4.026000%
B
4.328000%
C
4.780000%
D
4.797040%
E
3.588000%
F
3.588000%
G
3.588000%
R
N/A
PEZ
N/A
S
N/A
Original
Balance
52,329,000.00
63,220,000.00
9,600,000.00
240,000,000.00
291,371,000.00
71,630,000.00
786,663,000.00
115,723,000.00
24,705,000.00
62,413,547.00
58,513,000.00
70,214,000.00
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
49,410,547.00
0.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
92,187,876.54
24,705,000.00
46,223,845.00
0.00
46,678,876.54
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
39,231,054.02
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,891.45
24,891.11
46,572.07
0.00
168,355.15
181,277.52
202,718.92
73,867.95
38,878.97
139,677.10
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,891.45
24,891.11
46,572.07
0.00
39,399,409.17
181,277.52
202,718.92
73,867.95
38,878.97
139,677.10
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
52,956,822.52
24,705,000.00
46,223,845.00
0.00
7,447,822.52
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
Totals:
1,040,215,547.00
213,827,721.54
39,231,054.02
895,130.23
40,126,184.25
0.00
174,596,667.52

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
4.026000%
B
4.328000%
C
4.780000%
PEZ
N/A
Original
Balance
0.00
0.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
Percent
Exchanged
0.00%
0.00%
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
F
ACTOR DE
T
AIL
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
A-3
17322MAU0
A-4
17322MAV8
A-5
17322MAW6
A-AB
17322MAX4
X-A
17322MBB1
X-B
17322MBC9
X-C
17322MAJ5
X-D
17322MAL0
A-S
17322MAY2
B
17322MAZ9
C
17322MBA3
D
17322MAA4
E
17322MAC0
F
17322MAE6
G
17322MAG1
R
17322MAN6
PEZ
17322MBD7
S
17322MAQ9
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
796.62536004
1000.00000000
740.60596172
0.00000000
664.80867833
1000.00000000
1000.00000000
1000.00000000
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
558.73549463
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.16324716
1.00753341
0.74618525
0.00000000
2.39774330
3.98333333
3.99753341
2.99000000
2.99000000
2.82686805
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.16324716
1.00753341
0.74618525
0.00000000
561.13323793
3.98333333
3.99753341
2.99000000
2.99000000
2.82686805
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
457.61709012
1000.00000000
740.60596172
0.00000000
106.07318370
1000.00000000
1000.00000000
1000.00000000
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
A-S
B
C
D
E
F
G
PEZ
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
46,678,876.54
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
213,827,721.54
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
204,300.99
0.00
0.00
0.00
0.00
0.00
0.00
204,300.99
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
39,026,753.03
0.00
0.00
0.00
0.00
0.00
0.00
39,026,753.03
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,447,822.52
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
174,596,667.52
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,189,702.00
0.00
16,189,702.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
INTEREST DE
T
AIL
Accrued
Certificate
Class
Interest
A-1
0.00
A-2
0.00
A-3
0.00
A-4
0.00
A-5
0.00
A-AB
0.00
X-A
0.00
X-B
18,891.45
X-C
24,891.11
X-D
46,572.07
A-S
0.00
B
168,355.15
C
181,277.52
D
202,718.92
E
73,867.95
F
38,878.97
G
99,330.33
R
0.00
PEZ
0.00
S
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(40,346.77)
0.00
0.00
0.00
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,891.45
24,891.11
46,572.07
0.00
168,355.15
181,277.52
202,718.92
73,867.95
38,878.97
139,677.10
0.00
0.00
0.00
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
695,675.85
0.00
0.00
0.00
Totals:
854,783.46
0.00
0.00
(40,346.77)
0.00
895,130.23
695,675.85

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
857,422.41
Fees
Master Servicing Fee
Funds Distribution
1,781.91
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Prepayment Premium
Other Collections
Total Collections
0.00
0.00
0.00
0.00
0.00
857,422.41
204,300.99
39,026,753.03
0.00
39,231,054.02
0.00
0.00
0.00
40,088,476.43
Trustee/Certificate Administrator Fees
Operating Advisor Fee
Total Special Servicing Fees Collected:
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CREFC Intellectual Property Royalty License Fee
CCRE Strip
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
285.11
222.74
(37,521.70)
0.00
0.00
(37,521.70)
89.09
260.10
0.00
(34,882.75)
(2,812.47)
0.00
0.00
(12.60)
(2,825.07)
895,130.23
39,231,054.02
0.00
0.00
40,126,184.25
40,088,476.43

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Stated Principal Balance
Beginning
213,827,721.54
Ending
174,596,667.52
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Total
Not Provided
Not Provided
201,027.44
Ending pool Factor
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
0.167847
4
1
4.8118499%
E
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Controlling Class Representative:
CCRE Strip for the Distribution Date
400 Capital Management LLC
260.10

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
3
9
1
1
12
Count:
Totals:
125,000,000.00
0.00
19,778,778.01
15,569,686.52
14,248,202.99
5
174,596,667.52
26,041.67
-74,692.88
4,129.51
3,500.00
3,500.00
-37,521.70
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-2,812.47
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-2,812.47
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-12.60
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-12.60
Total Interest Shortfall hitting the Trust:
-40,346.77
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
1
12
Paid Through
Date
10/03/2024
09/06/2024
ARA (Appraisal
Reduction Amount)
31,250,000.00
3,570,606.38
ARA Date
10/07/2024
10/07/2024
Most Recent Value
395,000,000.00
23,530,000.00
Most Recent
Valuation Date
02/25/2014
01/06/2014
Most Recent Net
ASER Amount
0.00
0.00
Cumulative ASER
Amount
0.00
0.00
Count:
2
Totals:
34,820,606.38
418,530,000.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Retail
2
Other
3
Mixed Use
4
Multifamily
5
Self Storage
6
Multifamily
7
Office
8
Retail
9
Retail
10
Industrial
1
1
Office
12
Office
13
Retail
14
Retail
15
Multifamily
16
Industrial
17
Multifamily
18
Multifamily
19
Multifamily
20
Mixed Use
21
Office
22
Multifamily
23
Office
24
Multifamily
25
Retail
26
Office
27
Lodging
28
Mixed Use
29
Industrial
30
Industrial
31
Lodging
32
Retail
33
Office
34
Retail
35
Lodging
36
Lodging
37
Retail
38
Office
39
Lodging
40
Multifamily
41
Retail
02/16/24
ME
XX
12/12/23
OH
NY
XX
MI
TN
WI
08/15/24
NJ
NY
06/13/24
TN
07/15/24
NC
GA
NJ
NC
XX
TX
TX
MI
NC
TX
NY
KY
NC
CA
CA
XX
GA
NC
CO
SC
TX
TX
NJ
NC
NC
FL
CT
NC
TX
UT
04/03/24
N
01/06/24
12/01/23
N
04/06/44
04/06/34
05/06/24
04/06/24
04/01/24
05/06/24
N
04/05/24
04/06/24
N
03/06/24
N
03/06/24
03/06/24
04/06/24
04/06/24
05/06/24
04/06/24
04/06/19
05/06/24
05/06/19
05/06/24
04/05/24
04/06/24
05/06/24
04/06/24
04/06/24
04/06/24
03/06/21
04/06/24
04/06/24
04/06/24
05/06/19
04/06/24
04/06/24
04/06/24
05/06/19
04/06/24
04/06/24
04/06/24
05/06/24
125,000,000.00
4.660
0.00
5.000
19,778,778.01
4.739
15,569,686.52
5.310
14,248,202.99
5.183
485,416.67
253,648.22
121,121.90
105,625.90
95,910.71
0.00
05/14/18
0.00
10/02/24
04/05/24
01/05/24
02/06/24
01/05/24
01/02/24
0.00
05/30/24
0.00
0.00
10/10/19
04/29/21
01/05/24
02/06/24
07/03/24
01/16/19
02/21/19
03/06/24
02/06/19
01/31/24
05/20/22
01/05/24
05/06/24
07/24/18
04/03/24
04/05/24
01/06/21
10/21/22
01/08/24
12/31/21
02/06/19
04/05/24
01/08/24
01/08/24
02/06/19
12/21/18
01/08/24
01/05/24
04/29/24
10/03/24
10/01/24
10/06/24
09/06/24
09/06/24
0.00
4
485,416.67
0.00
0
162,989.22
0.00
4
78,270.66
0.00
5
69,057.68
0.00
5
61,688.18
0.00
1.58
0.00
1.33
0.00
1.
1
1
0.00
1.48
0.00
1.55
12/31/23
12/31/22
12/31/23
12/31/23
12/31/23

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Mixed Use
43
Self Storage
44
Mixed Use
45
Multifamily
46
Self Storage
47
Retail
48
Multifamily
49
Retail
50
Retail
51
Self Storage
52
Industrial
53
Retail
54
Multifamily
55
Multifamily
56
Self Storage
57
Retail
58
Retail
59
Self Storage
60
Multifamily
61
Retail
62
Industrial
63
Mobile Home
64
Office
65
Office
66
Self Storage
67
Retail
68
Self Storage
69
Multifamily
70
Retail
XX
04/06/24
CA
05/06/24
LA
04/06/24
WI
04/01/24
AZ
04/06/24
IN
04/06/24
MI
05/06/24
WI
04/06/19
NC
02/01/24
NV
04/06/19
NJ
05/06/24
GA
04/06/24
MI
05/06/24
TX
05/06/24
XX
04/06/24
IL
03/06/24
NV
04/06/24
CA
05/06/24
MI
04/06/24
NC
04/06/24
NV
04/06/24
XX
05/06/24
FL
04/06/24
TX
05/01/24
TX
03/06/24
WV
04/01/24
MI
04/06/24
TX
04/06/24
FL
03/01/24
04/05/24
02/06/24
03/28/24
12/29/23
12/06/23
08/06/24
05/02/24
04/19/19
1
1/01/23
02/06/19
04/25/24
06/06/24
02/26/24
02/25/20
01/04/24
04/26/24
01/05/24
02/06/24
08/26/21
04/05/24
02/05/24
02/06/24
02/06/24
05/01/24
03/06/24
12/29/23
01/05/24
01/05/24
03/06/24
Count:
70
Totals:
174,596,667.52
1,061,723.40
0.00
0.00
857,422.41
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
1
Ending
Scheduled
Balance
125,000,000.00
Ending
Unpaid
Balance
125,000,000.00
Comments
Servicer provided no comment

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

0M to 4.9M
10M to 14.9M
15M to 19.9M
125M to 129.9M
4
.
500%
-
4
.
740%
5
.
000%
-
5
.
240%
5
.
250%
-
5
.
490%
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
80
Count
0M to 4.9M
0
10M to 14.9M
1
15M to 19.9M
2
125M to 129.9M
1
Balance ($)
%
70
$0.00
0.00%
60
$14,248,202.99
8.16%
$35,348,464.53
20.25%
50
$125,000,000.00
71.59%
40
Total
4
$174,596,667.52
100.00%
30
20
10
0
Gross Rate
100
4.500% - 4.740%
5.000% - 5.240%
Count
Balance ($)
%
2
$144,778,778.01
82.92%
1
$14,248,202.99
8.16%
80
5.250% - 5.490%
Total
1
$15,569,686.52
8.92%
4
$174,596,667.52
100.00%
60
40
Total Weighted Average Rate: 4.77%
20
0

MAINE
NEW JERSEY
TENNESSEE
NORTH CAROLINA
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
MAINE
NEW JERSEY
TENNESSEE
Count
Balance ($)
%
1
$125,000,000.00
71.59%
1
$19,778,778.01
1
1.33%
1
$15,569,686.52
8.92%
NORTH CAROLINA
Total
1
$14,248,202.99
8.16%
4
$174,596,667.52
100.00%
80
70
60
50
40
30
20
10
0
Property
T
ype
Office
Retail
Count
2
2
Office
17.1
Balance ($)
%
$29,817,889.51
17.08%
$144,778,778.01
82.92%
Total
4
$174,596,667.52
100.00%
Office
17.1%
Retail
82.9%
Total:
100.0%
Retail
82.9

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
123 - 125
126 - 128
Count
1
3
Balance ($)
%
80
$19,778,778.01
1
1.33%
$154,817,889.51
88.67%
60
Total
4
$174,596,667.52
100.00%
Total Weighted Average Seasoning: 126
40
20
0
123 - 125
126 - 128
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
4
$174,596,667.52
100.00%
4
$174,596,667.52
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

1.000 - 1.490
1.500 - 1.990
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
MORTGAGE LOAN CHARACTERISTICS
DSCR
80
70
Count
Balance ($)
%
60
1.000 - 1.490
2
$35,348,464.53
20.25%
50
1.500 - 1.990
2
Total
4
Total Weighted Average DSCR: 1.47
$139,248,202.99
79.75%
$174,596,667.52
100.00%
40
30
20
10
0
Amortization
T
ype
Amortizing Balloon
IO Maturity Balloon
IO/Amortizing/Balloon
Count
Balance ($)
%
2
$29,817,889.51
17.08%
1
$125,000,000.00
71.59%
1
$19,778,778.01
1
1.33%
IO/Amortizing/Balloon
11.33%
Amortizing Balloon
17.08%
Amortizing Balloon
17.08%
IO Maturity Balloon
71.59%
Total
4
$174,596,667.52
100.00%
IO/Amortizing/Balloon
11.33%
Total:
100.00%
IO Maturity Balloon
71.59%

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
3
13
13
13
14
14
14
Period
Oct 2024
Nov 2019
Feb 2020
Mar 2023
May 2021
Jul 2021
Aug 2021
Beginning
Balance of the
Loan at
Liquidation
39,
1
17,412.03
16,345,385.04
15,558,044.87
Aggregate
Realized Loss
on Loans
0.00
8,871,377.33
8,871,538.22
8,788,237.98
7,388,405.74
7,398,616.24
7,401,464.74
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
8,871,377.33
8,871,538.22
0.00
7,388,405.74
7,398,616.24
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
160.89
(83,300.24)
0.00
10,210.50
2,848.50
Current
Realized Loss
Applied to
Certificates*
0.00
8,871,377.33
8,871,538.22
8,788,237.98
7,388,405.74
7,398,616.24
7,401,464.74
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
3
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Oct 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
39,
1
17,412.03
22.4%
Sep 2024
1
Aug 2024
1
Jul 2024
1
14,282,425.52
6.7
%
0
15,640,365.07
7.3
%
0
15,674,320.14
7.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0%
5,797,178.74
2.7%
13,066,854.54
5.9%
Jun 2024
1
39,376,349.64
16.9
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
21,197,397.20
9.1%
May 2024
0
Apr 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
6
0.00
0.0
%
7
34,962,028.37
13.7%
90,2
1
1,599.91
31.1%
Mar 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
4
21,607,332.06
5.7%
Feb 2024
0
Jan 2024
1
0.00
0.0
%
0
39,807,867.17
8.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
8
0.00
0.0
%
16
79,959,102.73
19.9%
168,403,955.53
34.9%
Dec 2023
0
Nov 2023
0
Oct 2023
0
Sep 2023
0
Aug 2023
1
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
5,004,
1
14.87
0.7
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
6,403,184.43
1.0%
5,513,429.89
0.8%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
4
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
4
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
174,596,667.52
0.00
100.00%
0.00%
174,667,458.27
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
174,596,667.52
0.00%
100.00%
0.00
174,667,458.27
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
Current
Current
100.0%
Actual Bal
TOTAL
Loan Count
Sched Bal
0.00
0.00
4
0
174,596,667.52
0.00
0.00
0.00
0
0
0.00
0.00
0.00
0.00
0
4
0.00
174,596,667.52
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Percentage*
Actual Bal
100.00%
0.00%
174,667,458.27
0.00
0.00%
0.00%
0.00
0.00
0.00%
100.00%
Total:
100.0%
0.00
174,667,458.27
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
3
13
14
Liquidation
Month
Oct 2024
Nov 2019
May 2021
Liquidation /
Prepayment
Code *
3
3
3
Current Beginning
Scheduled Balance
39,
1
17,412.03
16,345,385.04
15,558,044.87
Most Recent Value **
140,000,000.00
7,500,000.00
5,275,000.00
Net Proceeds Received
on Liquidation
42,507,306.51
7,767,764.58
9,502,807.54
Liquidation Expense
1,694,947.24
210,617.52
1,346,227.41
Net Proceeds Available
for Distribution
40,812,359.27
7,557,147.06
8,156,580.13
Realized Loss to Trust
0.00
8,788,237.98
7,401,464.74
Count:
3
Totals:
71,020,841.94
152,775,000.00
59,777,878.63
3,251,792.17
56,526,086.46
16,189,702.72
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
ADDITIONAL LOAN DE
T
AIL
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
3
144,778,778.01

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
October 2024
INVESTOR NOTICE
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s W ebsite and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that
the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.